Subsequent Events (Details) - $ / shares	1 Months Ended		4 Months Ended		6 Months Ended
	Jan. 18, 2017	Jan. 20, 2016	Apr. 20, 2017	Apr. 26, 2016	Jun. 30, 2017
Common Unitholders
Subsequent Event [Line Items]
Dividends Payable, Date Declared					Jul. 20, 2017
Dividend declared	$ 0.08	$ 0.2385	$ 0.08	$ 0.075	$ 0.08
Dividends Payable, Date to be Paid					Aug. 11, 2017
Dividends Payable, Date of Record					Aug. 03, 2017
Preferred Unitholders
Subsequent Event [Line Items]
Dividends Payable, Date Declared					Jul. 20, 2017
Dividend declared	$ 0.21375	$ 0.21975	$ 0.21375	$ 0.21375	$ 0.21375
Dividends Payable, Date to be Paid					Aug. 10, 2017
Dividends Payable, Date of Record					Aug. 02, 2017